Prepayments, accrued income and other assets (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Prepayments and accrued income		$ 13,854	$ 10,279
Settlement accounts		32,853	19,565
Cash collateral and margin receivables		57,058	63,421
Bullion		13,701	15,752
Endorsements and acceptances		7,939	8,407
Insurance contract assets (Note 4)		252	136	$ 116
Reinsurance contract assets		4,728	4,310
Employee benefit assets (Note 5)		7,750	7,282
Right-of-use assets		2,456	2,219
Owned property, plant and equipment		10,478	10,365
Other accounts		14,186	14,413
Prepayments, accrued income and other assets	[1]	165,255	156,149	$ 136,196
Prepayments, accrued income, and other assets
Disclosure of financial assets [line items]
Financial assets at amortised cost		$ 122,863	$ 112,464

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.